Trading Assets (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of Trading Assets
Trading assets at March 31, 2025 and 2024 consisted of the following:

	At March 31,
	2025	2024

	(In millions)
Debt instruments	¥5,511,465	¥5,674,162
Equity instruments	665,148	837,899

Total trading assets	¥6,176,613	¥6,512,061